Summary of Significant Accounting Policies - Foreign Currency Transactions and Translations (Details)	1 Months Ended	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2019	Mar. 31, 2019	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2019 segment	Dec. 31, 2018 segment
Convenience translation
Convenience translation calculated at the rate of US$1.00				6.9618		6.9618
Segment reporting
Number of operating segments					4	2
Minimum
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	3.00%	6.00%	6.00%	6.00%
Maximum
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	13.00%	16.00%	17.00%	16.00%